Derivatives and hedging activities (Tables)	12 Months Ended
Dec. 31, 2018
Fair value of derivative instruments
Fair value of derivative instruments
	Trading			Hedging			[1]
end of 2018	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)
Derivative instruments (CHF billion)
Forwards and forward rate agreements	7,477.7	3.6	3.7	0.0	0.0	0.0
Swaps	13,220.5	49.0	45.4	44.6	0.1	0.2
Options bought and sold (OTC)	2,027.6	17.0	17.1	0.0	0.0	0.0
Futures	256.8	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	111.1	0.3	0.3	0.0	0.0	0.0
Interest rate products	23,093.7	69.9	66.5	44.6	0.1	0.2
Forwards	1,124.5	9.5	10.5	12.0	0.1	0.1
Swaps	456.6	14.4	17.4	0.0	0.0	0.0
Options bought and sold (OTC)	313.0	3.9	4.3	0.0	0.0	0.0
Futures	10.7	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	1.3	0.0	0.0	0.0	0.0	0.0
Foreign exchange products	1,906.1	27.8	32.2	12.0	0.1	0.1
Forwards	0.7	0.2	0.1	0.0	0.0	0.0
Swaps	152.6	4.0	5.1	0.0	0.0	0.0
Options bought and sold (OTC)	211.9	7.3	6.5	0.0	0.0	0.0
Futures	39.2	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	356.7	11.9	14.4	0.0	0.0	0.0
Equity/index-related products	761.1	23.4	26.1	0.0	0.0	0.0
Credit derivatives [2]	469.4	5.4	6.6	0.0	0.0	0.0
Forwards	8.2	0.1	0.1	0.0	0.0	0.0
Swaps	13.5	1.5	0.6	0.0	0.0	0.0
Options bought and sold (OTC)	9.5	0.1	0.1	0.0	0.0	0.0
Futures	9.3	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	1.9	0.0	0.0	0.0	0.0	0.0
Other products [3]	42.4	1.7	0.8	0.0	0.0	0.0
Total derivative instruments	26,272.7	128.2	132.2	56.6	0.2	0.3
The notional amount, PRV and NRV (trading and hedging) was CHF 26,329.3 billion, CHF 128.4 billion and CHF 132.5 billion, respectively, as of December 31, 2018.
1 Relates to derivative contracts that qualify for hedge accounting under US GAAP.
2 Primarily credit default swaps.
3 Primarily precious metals, commodity and energy products.
Fair value of derivative instruments (continued)
	Trading			Hedging			[1]
end of 2017	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)
Derivative instruments (CHF billion)
Forwards and forward rate agreements	8,509.3	1.2	1.2	0.0	0.0	0.0
Swaps	13,047.8	60.4	56.6	46.8	0.2	0.2
Options bought and sold (OTC)	2,374.5	25.2	24.0	0.0	0.0	0.0
Futures	547.8	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	419.2	0.2	0.3	0.0	0.0	0.0
Interest rate products	24,898.6	87.0	82.1	46.8	0.2	0.2
Forwards	1,387.9	10.7	11.1	13.3	0.0	0.2
Swaps	581.1	15.2	19.9	0.0	0.0	0.0
Options bought and sold (OTC)	414.8	4.6	4.8	2.1	0.0	0.0
Futures	13.0	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	5.4	0.0	0.0	0.0	0.0	0.0
Foreign exchange products	2,402.2	30.5	35.8	15.4	0.0	0.2
Forwards	0.9	0.0	0.1	0.0	0.0	0.0
Swaps	198.7	3.8	4.9	0.0	0.0	0.0
Options bought and sold (OTC)	221.3	8.3	7.9	0.0	0.0	0.0
Futures	32.8	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	373.2	9.3	10.3	0.0	0.0	0.0
Equity/index-related products	826.9	21.4	23.2	0.0	0.0	0.0
Credit derivatives [2]	524.9	7.7	8.9	0.0	0.0	0.0
Forwards	7.0	0.0	0.1	0.0	0.0	0.0
Swaps	17.9	1.5	1.4	0.0	0.0	0.0
Options bought and sold (OTC)	10.1	0.1	0.0	0.0	0.0	0.0
Futures	15.6	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	2.1	0.0	0.0	0.0	0.0	0.0
Other products [3]	52.7	1.6	1.5	0.0	0.0	0.0
Total derivative instruments	28,705.3	148.2	151.5	62.2	0.2	0.4
The notional amount, PRV and NRV (trading and hedging) was CHF 28,767.5 billion, CHF 148.4 billion and CHF 151.9 billion, respectively, as of December 31, 2017.
1 Relates to derivative contracts that qualify for hedge accounting under US GAAP.
2 Primarily credit default swaps.
3 Primarily precious metals, commodity and energy products.

Fair value hedges
Fair value hedges
in	2018	2017	2016
Gains/(losses) recognized in income on derivatives (CHF million)
Interest rate products	(415)	(285)	(116)
Total	(415)	(285)	(116)
Gains/(losses) recognized in income on hedged items (CHF million)
Interest rate products	423	290	111
Total	423	290	111
Details of fair value hedges (CHF million)
Net gains/(losses) on the ineffective portion	8	5	(5)
Represents gains/(losses) recognized in trading revenues.

Cash flow hedges
Cash flow hedges
in	2018		2017		2016
Gains/(losses) recognized in AOCI on derivatives (CHF million)
Interest rate products	(76)		(56)		(5)
Foreign exchange products	(95)		(30)		(9)
Total	(171)		(86)		(14)
Gains/(losses) reclassified from AOCI into income (CHF million)
Interest rate products [1]	(85)		(11)		29
Foreign exchange products	(48)	[2,3,4]	(24)	[2,3]	(16)	[2,3,4]
Total	(133)		(35)		13
Details of cash flow hedges (CHF million)
Net gains/(losses) on the ineffective portion [2]	0		(1)		(1)
Represents gains/(losses) on effective portion.
1 Included in interest and dividend income.
2 Included in trading revenues.
3 Included in other revenues.
4 Included in total other operating expenses.

Net investment hedges
Net investment hedges
in	2018	2017	2016
Gains/(losses) recognized in AOCI on derivatives (CHF million)
Foreign exchange products	133	(475)	(536)
Total	133	(475)	(536)
Represents gains/(losses) on effective portion.

Credit protection sold/purchased
Credit protection sold/purchased
	2018							2017
end of	Credit protection sold	Credit protection purchased	[1]	Net credit protection (sold)/ purchased	Other protection purchased		Fair value of credit protection sold	Credit protection sold	Credit protection purchased	[1]	Net credit protection (sold)/ purchased	Other protection purchased		Fair value of credit protection sold
Single-name instruments (CHF billion)
Investment grade [2]	(46.0)	43.1		(2.9)	11.8		0.2	(57.6)	53.8		(3.8)	15.3		0.9
Non-investment grade	(26.2)	24.3		(1.9)	17.7		(0.2)	(28.2)	25.5		(2.7)	14.3		0.5
Total single-name instruments	(72.2)	67.4		(4.8)	29.5		0.0	(85.8)	79.3		(6.5)	29.6		1.4
of which sovereign	(16.4)	15.0		(1.4)	5.5		(0.1)	(21.0)	19.2		(1.8)	6.2		0.2
of which non-sovereign	(55.8)	52.4		(3.4)	24.0		0.1	(64.8)	60.1		(4.7)	23.4		1.2
Multi-name instruments (CHF billion)
Investment grade [2]	(102.9)	102.4		(0.5)	25.1		(0.8)	(107.1)	104.7		(2.4)	59.3		0.7
Non-investment grade	(26.5)	25.3		(1.2)	8.4	[3]	0.1	(21.0)	19.6		(1.4)	12.0	[3]	0.9
Total multi-name instruments	(129.4)	127.7		(1.7)	33.5		(0.7)	(128.1)	124.3		(3.8)	71.3		1.6
of which sovereign	(0.2)	0.2		0.0	0.0		0.0	(0.3)	0.3		0.0	0.3		0.0
of which non-sovereign	(129.2)	127.5		(1.7)	33.5		(0.7)	(127.8)	124.0		(3.8)	71.0		1.6
Total instruments (CHF billion)
Investment grade [2]	(148.9)	145.5		(3.4)	36.9		(0.6)	(164.7)	158.5		(6.2)	74.6		1.6
Non-investment grade	(52.7)	49.6		(3.1)	26.1		(0.1)	(49.2)	45.1		(4.1)	26.3		1.4
Total instruments	(201.6)	195.1		(6.5)	63.0		(0.7)	(213.9)	203.6		(10.3)	100.9		3.0
of which sovereign	(16.6)	15.2		(1.4)	5.5		(0.1)	(21.3)	19.5		(1.8)	6.5		0.2
of which non-sovereign	(185.0)	179.9		(5.1)	57.5		(0.6)	(192.6)	184.1		(8.5)	94.4		2.8
1 Represents credit protection purchased with identical underlyings and recoveries.
2 Based on internal ratings of BBB and above.
3 Includes synthetic securitized loan portfolios.

Contingent credit risk
Contingent credit risk
	2018				2017
end of	Bilateral counterparties	Special purpose entities	Accelerated terminations	Total	Bilateral counterparties	Special purpose entities	Accelerated terminations	Total
Contingent credit risk (CHF billion)
Current net exposure	3.6	0.1	0.3	4.0	5.4	0.1	1.2	6.7
Collateral posted	3.4	0.1	–	3.5	4.4	0.1	–	4.5
Impact of a one-notch downgrade event	0.2	0.0	0.0	0.2	0.2	0.1	0.1	0.4
Impact of a two-notch downgrade event	0.9	0.0	0.1	1.0	0.9	0.2	0.5	1.6
Impact of a three-notch downgrade event	1.0	0.1	0.2	1.3	1.0	0.4	0.7	2.1
The impact of a downgrade event reflects the amount of additional collateral required for bilateral counterparties and special purpose entities and the amount of additional termination expenses for accelerated terminations, respectively.

Reconciliation of notional amount of credit derivatives included in fair value of derivative instruments to credit protection sold/purchased
Credit derivatives
end of	2018	2017
Credit derivatives (CHF billion)
Credit protection sold	201.6	213.9
Credit protection purchased	195.1	203.6
Other protection purchased	63.0	100.9
Other instruments [1]	9.7	6.5
Total credit derivatives	469.4	524.9
1 Consists of total return swaps and other derivative instruments.

Maturity of credit protection sold
Maturity of credit protection sold
end of	Maturity less than 1 year	Maturity between 1 to 5 years	Maturity greater than 5 years	Total
2018 (CHF billion)
Single-name instruments	13.1	54.9	4.2	72.2
Multi-name instruments	28.8	80.6	20.0	129.4
Total instruments	41.9	135.5	24.2	201.6
2017 (CHF billion)
Single-name instruments	21.6	59.4	4.8	85.8
Multi-name instruments	31.2	79.9	17.0	128.1
Total instruments	52.8	139.3	21.8	213.9

Bank
Fair value of derivative instruments
Fair value of derivative instruments
	Trading			Hedging			[1]
end of 2018	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)
Derivative instruments (CHF billion)
Forwards and forward rate agreements	7,477.7	3.6	3.7	0.0	0.0	0.0
Swaps	13,221.5	49.0	45.4	44.6	0.1	0.2
Options bought and sold (OTC)	2,027.6	17.0	17.1	0.0	0.0	0.0
Futures	256.8	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	111.1	0.3	0.3	0.0	0.0	0.0
Interest rate products	23,094.7	69.9	66.5	44.6	0.1	0.2
Forwards	1,124.5	9.5	10.5	12.0	0.1	0.1
Swaps	456.6	14.4	17.4	0.0	0.0	0.0
Options bought and sold (OTC)	313.0	3.9	4.3	0.0	0.0	0.0
Futures	10.7	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	1.3	0.0	0.0	0.0	0.0	0.0
Foreign exchange products	1,906.1	27.8	32.2	12.0	0.1	0.1
Forwards	0.7	0.2	0.1	0.0	0.0	0.0
Swaps	152.9	4.1	5.0	0.0	0.0	0.0
Options bought and sold (OTC)	212.3	7.3	6.7	0.0	0.0	0.0
Futures	39.2	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	356.7	11.9	14.4	0.0	0.0	0.0
Equity/index-related products	761.8	23.5	26.2	0.0	0.0	0.0
Credit derivatives [2]	469.4	5.4	6.6	0.0	0.0	0.0
Forwards	8.2	0.1	0.1	0.0	0.0	0.0
Swaps	13.5	1.5	0.6	0.0	0.0	0.0
Options bought and sold (OTC)	9.5	0.1	0.1	0.0	0.0	0.0
Futures	9.3	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	1.9	0.0	0.0	0.0	0.0	0.0
Other products [3]	42.4	1.7	0.8	0.0	0.0	0.0
Total derivative instruments	26,274.4	128.3	132.3	56.6	0.2	0.3
The notional amount, PRV and NRV (trading and hedging) was CHF 26,331.0 billion, CHF 128.5 billion and CHF 132.6 billion, respectively, as of December 31, 2018.
1 Relates to derivative contracts that qualify for hedge accounting under US GAAP.
2 Primarily credit default swaps.
3 Primarily precious metals, commodity and energy products.
Fair value of derivative instruments (continued)
	Trading			Hedging			[1]
end of 2017	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)
Derivative instruments (CHF billion)
Forwards and forward rate agreements	8,509.3	1.2	1.2	0.0	0.0	0.0
Swaps	13,048.8	60.4	56.3	46.8	0.2	0.2
Options bought and sold (OTC)	2,374.5	25.2	24.0	0.0	0.0	0.0
Futures	547.8	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	419.2	0.2	0.3	0.0	0.0	0.0
Interest rate products	24,899.6	87.0	81.8	46.8	0.2	0.2
Forwards	1,387.9	10.7	11.1	13.3	0.0	0.2
Swaps	581.1	15.2	19.9	0.0	0.0	0.0
Options bought and sold (OTC)	414.8	4.6	4.8	2.1	0.0	0.0
Futures	13.0	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	5.4	0.0	0.0	0.0	0.0	0.0
Foreign exchange products	2,402.2	30.5	35.8	15.4	0.0	0.2
Forwards	0.9	0.0	0.1	0.0	0.0	0.0
Swaps	199.1	3.8	4.9	0.0	0.0	0.0
Options bought and sold (OTC)	221.8	8.6	8.5	0.0	0.0	0.0
Futures	32.8	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	373.2	9.3	10.3	0.0	0.0	0.0
Equity/index-related products	827.8	21.7	23.8	0.0	0.0	0.0
Credit derivatives [2]	524.9	7.7	8.9	0.0	0.0	0.0
Forwards	7.0	0.0	0.1	0.0	0.0	0.0
Swaps	17.9	1.5	1.4	0.0	0.0	0.0
Options bought and sold (OTC)	10.1	0.1	0.0	0.0	0.0	0.0
Futures	15.6	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	2.1	0.0	0.0	0.0	0.0	0.0
Other products [3]	52.7	1.6	1.5	0.0	0.0	0.0
Total derivative instruments	28,707.2	148.5	151.8	62.2	0.2	0.4
The notional amount, PRV and NRV (trading and hedging) was CHF 28,769.4 billion, CHF 148.7 billion and CHF 152.2 billion, respectively, as of December 31, 2017.
1 Relates to derivative contracts that qualify for hedge accounting under US GAAP.
2 Primarily credit default swaps.
3 Primarily precious metals, commodity and energy products.

Fair value hedges
Fair value hedges
in	2018	2017	2016
Gains/(losses) recognized in income on derivatives (CHF million)
Interest rate products	(415)	(285)	(116)
Total	(415)	(285)	(116)
Gains/(losses) recognized in income on hedged items (CHF million)
Interest rate products	423	290	111
Total	423	290	111
Details of fair value hedges (CHF million)
Net gains/(losses) on the ineffective portions	8	5	(5)
Represents gains/(losses) recognized in trading revenues.

Cash flow hedges
Cash flow hedges
in	2018		2017		2016
Gains/(losses) recognized in AOCI on derivatives (CHF million)
Interest rate products	(76)		(56)		(5)
Foreign exchange products	(86)		(31)		(3)
Total	(162)		(87)		(8)
Gains/(losses) reclassified from AOCI into income (CHF million)
Interest rate products [1]	(85)		(11)		29
Foreign exchange products	(42)	[2,3]	(17)	[2]	(7)	[3]
Total	(127)		(28)		22
Details of cash flow hedges (CHF million)
Net gains/(losses) on the ineffective portions [2]	0		(1)		(1)
Represents gains/(losses) on effective portion.
1 Included in interest and other dividend income.
2 Included in trading revenues.
3 Included in total other operating expenses.

Net investment hedges
Net investment hedges
in	2018	2017	2016
Gains/(losses) recognized in AOCI on derivatives (CHF million)
Foreign exchange products	131	(475)	(537)
Total	131	(475)	(537)
Represents gains/(losses) on effective portion.

Credit protection sold/purchased
Credit protection sold/purchased
	2018							2017
end of	Credit protection sold	Credit protection purchased	[1]	Net credit protection (sold)/ purchased	Other protection purchased		Fair value of credit protection sold	Credit protection sold	Credit protection purchased	[1]	Net credit protection (sold)/ purchased	Other protection purchased		Fair value of credit protection sold
Single-name instruments (CHF billion)
Investment grade [2]	(46.0)	43.1		(2.9)	11.8		0.2	(57.6)	53.8		(3.8)	15.3		0.9
Non-investment grade	(26.2)	24.3		(1.9)	17.7		(0.2)	(28.2)	25.5		(2.7)	14.3		0.5
Total single-name instruments	(72.2)	67.4		(4.8)	29.5		0.0	(85.8)	79.3		(6.5)	29.6		1.4
of which sovereign	(16.4)	15.0		(1.4)	5.5		(0.1)	(21.0)	19.2		(1.8)	6.2		0.2
of which non-sovereign	(55.8)	52.4		(3.4)	24.0		0.1	(64.8)	60.1		(4.7)	23.4		1.2
Multi-name instruments (CHF billion)
Investment grade [2]	(102.9)	102.4		(0.5)	25.1		(0.8)	(107.1)	104.7		(2.4)	59.3		0.7
Non-investment grade	(26.5)	25.3		(1.2)	8.4	[3]	0.1	(21.0)	19.6		(1.4)	12.0	[3]	0.9
Total multi-name instruments	(129.4)	127.7		(1.7)	33.5		(0.7)	(128.1)	124.3		(3.8)	71.3		1.6
of which sovereign	(0.2)	0.2		0.0	0.0		0.0	(0.3)	0.3		0.0	0.3		0.0
of which non-sovereign	(129.2)	127.5		(1.7)	33.5		(0.7)	(127.8)	124.0		(3.8)	71.0		1.6
Total instruments (CHF billion)
Investment grade [2]	(148.9)	145.5		(3.4)	36.9		(0.6)	(164.7)	158.5		(6.2)	74.6		1.6
Non-investment grade	(52.7)	49.6		(3.1)	26.1		(0.1)	(49.2)	45.1		(4.1)	26.3		1.4
Total instruments	(201.6)	195.1		(6.5)	63.0		(0.7)	(213.9)	203.6		(10.3)	100.9		3.0
of which sovereign	(16.6)	15.2		(1.4)	5.5		(0.1)	(21.3)	19.5		(1.8)	6.5		0.2
of which non-sovereign	(185.0)	179.9		(5.1)	57.5		(0.6)	(192.6)	184.1		(8.5)	94.4		2.8
1 Represents credit protection purchased with identical underlyings and recoveries.
2 Based on internal ratings of BBB and above.
3 Includes synthetic securitized loan portfolios.

Contingent credit risk
Contingent credit risk
	2018				2017
end of	Bilateral counterparties	Special purpose entities	Accelerated terminations	Total	Bilateral counterparties	Special purpose entities	Accelerated terminations	Total
Contingent credit risk (CHF billion)
Current net exposure	3.6	0.1	0.3	4.0	5.4	0.1	1.2	6.7
Collateral posted	3.4	0.1	–	3.5	4.4	0.1	–	4.5
Impact of a one-notch downgrade event	0.2	0.0	0.0	0.2	0.2	0.1	0.1	0.4
Impact of a two-notch downgrade event	0.9	0.0	0.1	1.0	0.9	0.2	0.5	1.6
Impact of a three-notch downgrade event	1.0	0.1	0.2	1.3	1.0	0.4	0.7	2.1
The impact of a downgrade event reflects the amount of additional collateral required for bilateral counterparties and special purpose entities and the amount of additional termination expenses for accelerated terminations, respectively.

Reconciliation of notional amount of credit derivatives included in fair value of derivative instruments to credit protection sold/purchased
Credit derivatives
end of	2018	2017
Credit derivatives (CHF billion)
Credit protection sold	201.6	213.9
Credit protection purchased	195.1	203.6
Other protection purchased	63.0	100.9
Other instruments [1]	9.7	6.5
Total credit derivatives	469.4	524.9
1 Consists of total return swaps and other derivative instruments.

Maturity of credit protection sold
Maturity of credit protection sold
end of	Maturity less than 1 year	Maturity between 1 to 5 years	Maturity greater than 5 years	Total
2018 (CHF billion)
Single-name instruments	13.1	54.9	4.2	72.2
Multi-name instruments	28.8	80.6	20.0	129.4
Total instruments	41.9	135.5	24.2	201.6
2017 (CHF billion)
Single-name instruments	21.6	59.4	4.8	85.8
Multi-name instruments	31.2	79.9	17.0	128.1
Total instruments	52.8	139.3	21.8	213.9